Related Party Balances and Transactions	12 Months Ended
Dec. 31, 2025
Related Party Balances and Transactions [Abstract]
RELATED PARTY BALANCES AND TRANSACTIONS
14.	RELATED PARTY BALANCES AND TRANSACTIONS

The Group accounts for related party transactions based on various service agreements and reflects for all periods presented herein. The major related parties and their relationships with the Group, and the nature of their services provided to the Group are summarized as follows:

	Relationship with the	Major transaction with the
Company name	Group	Group
CreditEase Pucheng Credit Assessment and Management (Beijing) Co., Ltd. (“Pucheng Credit”)	Subsidiary of Consolidated VIE of CreditEase	Collection services, customers acquisition and referral services and related party loans

Puxin	Subsidiary of CreditEase	System support services, sales of goods and related party loans

Zhuoyue	Consolidated VIE of CreditEase	Customers acquisition and referral services

Beijing Zhicheng Credit Service Co., Ltd. (“Beijing Zhicheng”)	Consolidated VIE of CreditEase	Credit assessment services

Zhicheng A’Fu Technology Development Co.,Ltd. (“Zhicheng A’Fu”)	Consolidated VIE of CreditEase	Credit assessment services

China Rise Insurance Broker Limited (“Huajin”)	Subsidiary of Consolidated VIE of CreditEase	Customers acquisition and referral services

Xinda Hongtao Technology Development (Beijing) Co., Ltd. (“Xinda Hongtao”)	Consolidated VIE of CreditEase	Customers acquisition and referral services and sales of goods

Goodhope Entry-Exit Consulting Services (Beijing) Company Limited. (“Goodhope”)	Consolidated VIE of CreditEase	Sales of goods

CreditEase Puze (Beijing) Fund Sales Co., Ltd. (“CreditEase Puze”)	Subsidiary of Consolidated VIE of CreditEase	Customers acquisition and referral services

Qiyun Technology Development (Beijing) Co., Ltd.	Subsidiary of Consolidated VIE of CreditEase	System support service

CreditEase E-Share Technology (Beijing) Limited (“Qixiang”)	Consolidated VIE of CreditEase	Customers acquisition and referral services

Beijing Yixin Public Welfare Foundation	Non-Governmental Organizations	Donation

Hainan CreditEase Puhui Small Loan Co., Ltd. (“Hainan CreditEase”)	Subsidiary of Consolidated VIE of CreditEase	Customers acquisition and referral services

Ruicheng Family Information Consulting (Beijing) Co., Ltd.(“Ruicheng”)	Consolidated VIE of CreditEase	Customers acquisition and referral services

CreditEase Wealth Management (Hong Kong) Limited	Subsidiary of Consolidated VIE of CreditEase	Customers acquisition and referral services

Heritvest Wealth Management (Hong Kong) Co., Limited	Subsidiary of Consolidated VIE of CreditEase	Customers acquisition and referral services

CreditEase Puhui	Consolidated VIE of CreditEase	System support service

The information about costs and expenses incurred for services provided by CreditEase, its subsidiaries and affiliates for the years ended December 31, 2023, 2024 and 2025 is as follows:

	Years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
System support services	72,035	280,141	233,553
Credit assessment services	118,395	163,589	126,446
Collection services	29,188	110,383	77,388
Customers acquisition and referral services	175,471	9,935	13,483
Others services	1,824	1,003	—
Total costs and expenses	396,913	565,051	450,870

The costs and expenses incurred for customers acquisition and referral service provided by Ruicheng for the years ended December 31, 2023, 2024 and 2025 amounted to RMB175,824, RMB9,641 and RMB4,446, respectively, accounting for 18%, 1% and 1% of origination, servicing and other operating costs.

Revenue derived from services provided by the Group to CreditEase, its subsidiaries and affiliates for the years ended December 31, 2023, 2024 and 2025 is recorded as other revenue and is as follows:

	Years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Customers acquisition and referral service	140,782	32,192	7,610
Others services	813	—	287
Total revenue	141,595	32,192	7,897

The information about loans collected from/(issued to) CreditEase, its subsidiaries and affiliates recorded in investing activities of the Company’s consolidated statements of cash flows for the years ended December 31, 2023, 2024 and 2025 is as follows:

	Years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Pucheng Credit	—	(100,000)	85,500
Puxin	—	(1,000,000)	—
Total	—	(1,100,000)	85,500

The information about loans received from/(repaid to) CreditEase, its subsidiaries and affiliates recorded in financing activities of the Company’s consolidated statements of cash flows for the years ended December 31, 2023, 2024 and 2025 is as follows:

	Years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Hengda Hongyuan (a)	(195,800)	—	—
Total	(195,800)	—	—
(a)	Amounts related to transfer financial receivable to related party which only include principal, as discussed in Note 15.

Details of related party balances as of December 31, 2024 and 2025 are as follows:

(i)	Amounts due from related parties

	December 31,	December 31,
	2024	2025
	RMB	RMB
Pucheng Credit (c)	1,755,644	1,668,026
Puxin (b)	1,109,759	1,094,124
Zhuoyue (a)	224,024	—
Others	298,525	211,930
Total	3,387,952	2,974,080

(ii)	Amounts due to related parties

	December 31,	December 31,
	2024	2025
	RMB	RMB
Beijing Zhicheng (d)	—	42,722
Pucheng Credit (d)	31,172	437
Puxin(e)	98,071	—
Others	386	1,020
Total	129,629	44,179
(a)	Amounts relate to the referral services provided to the related parties.

(b)	Amounts relate to the prepayment of system support services and loans provided to the related party. Interest income for the years ended December 31, 2023, 2024 and 2025 were nil, RMB8,316 and RMB28,692, respectively.

(c)	Amounts relate to the loans provided to the related party and prepayment of investment. Interest income for the years ended December 31, 2023, 2024 and 2025 were RMB6,937, RMB9,067 and RMB11,215, respectively.

(d)	Amounts relate to the provision of credit assessment, collection services provided by the related parties.

(e)	Amounts relate to the provision of AI technology services and system development fees.

Non-competition arrangement

The Group entered into a non-competition agreement with CreditEase, under which they agreed not to compete with each other’s core business. The non-competition agreement was amended and restated on December 31, 2020. CreditEase agreed not to compete with the Group in a business that is of the same nature as (i) the online wealth business targeting the mass affluent(which refers to individuals with RMB1 million to RMB10 million investable financial assets), unsecured and secured consumer lending, financing leasing, small and medium enterprise lending and other related services and businesses (“Yiren Digital Business”), and (ii) other businesses that the Group and CreditEase may mutually agree from time to time. The Group agreed not to compete with CreditEase in the business conducted by CreditEase, other than (i) the Yiren Digital Business and (ii) other businesses that the Group and CreditEase may mutually agree from time to time.